Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents
14.	Cash and cash equivalents

As of December 31, 2021 and 2020, cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
Correspondent accounts with Central Bank of Russia (CBR)	3,467	3,719
Сash with banks and on hand	9,089	5,249
Short-term CBR deposits	32,800	14,200
Other short-term bank deposits	2,028	9,867
Less: Allowance for ECL	(2)	(2)
Total cash and cash equivalents	47,382	33,033

The amounts in the table show the maximum exposure to credit risk regarding cash and cash equivalents. While the Group has no internal grading system of cash and cash equivalents for credit risk rating grades analysis all its cash is held in highly rated banks and financial institutions according to the external rating agencies. These banks have low credit risk and are approved by the Board of Directors of the Group on a regular basis.

The Group holds cash and cash equivalents in different currencies and therefore is exposed to foreign currency risk. For more details regarding foreign currency sensitivity and risk management refer to Note 29.

	As of	As of
	December 31, 2020	December 31, 2021
Russian ruble	40,040	28,908
Euro	3,407	1,310
US Dollar	2,847	1,786
Others	1,088	1,029
Total	47,382	33,033